Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

Derivative financial assets	Underlying notional value	12/31/2023		12/31/2022
		Notional value (in thousand)	Fair value	Notional value (in thousand)	Fair value
Transactions of foreign currency contract without delivery of underlying asset	US dollars	113,653	13,143,270	62,971	133,591

Total derivatives held for trading		113,653	13,143,270	62,971	133,591

Derivative financial liabilities	Underlying notional value	12/31/2023		12/31/2022
		Notional value (in thousand)	Fair value	Notional value (in thousand)	Fair value
Transactions of foreign currency contract without delivery of underlying asset	US dollars	132,179	2,837,879	985	7,382

Total derivatives held for trading		132,179	2,837,879	985	7,382